UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (100.2%)

	CONSUMER DISCRETIONARY (12.8%)
8,400	AutoZone, Inc. *	$2,681,196
24,000	Bed Bath & Beyond, Inc. *	1,375,440
28,000	BorgWarner, Inc. *	1,694,840
29,000	Brinker International, Inc.	606,680
10,500	Buckle, Inc. (The)	403,830
5,000	Chipotle Mexican Grill, Inc. *	1,514,750
14,000	Coach, Inc.	725,620
39,200	Ctrip.com International Ltd. ADR *	1,260,672
17,000	Darden Restaurants, Inc.	726,750
16,000	Deckers Outdoor Corp. *	1,492,160
17,000	DIRECTV Class A *	718,250
34,000	Domino's Pizza, Inc. *	926,500
10,000	Fossil, Inc. *	810,600
16,000	Genuine Parts Co.	812,800
15,200	Gildan Activewear, Inc.	392,768
27,000	HSN, Inc. *	894,510
27,000	Johnson Controls, Inc.	711,990
17,000	Life Time Fitness, Inc. *	626,450
56,000	LKQ Corp. *	1,352,960
12,000	McDonald’s Corp.	1,053,840
6,000	Monro Muffler Brake, Inc.	197,820
16,000	New Oriental Education & Technology Group, Inc. ADR *	367,520
18,000	O’Reilly Automotive, Inc. *	1,199,340
13,000	Penn National Gaming, Inc. *	432,770
5,700	Priceline.com, Inc. *	2,561,922
24,000	PVH Corp.	1,397,760
4,400	Shaw Communications, Inc. Class B	88,880
27,000	Signet Jewelers Ltd. *	912,600
34,300	TJX Companies, Inc. (The)	1,902,621
12,000	TRW Automotive Holdings Corp. *	392,760
6,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	373,380
10,000	Under Armour, Inc. Class A *	664,100
21,000	Vitamin Shoppe, Inc. *	786,240
26,500	Warnaco Group, Inc. (The) *	1,221,385
6,000	Wynn Resorts Ltd.	690,480
34,000	Yum! Brands, Inc.	1,679,260
		35,651,444
	CONSUMER STAPLES (9.6%)
68,000	BRF - Brasil Foods S.A. ADR	1,192,040
17,000	British American Tobacco PLC ADR	1,440,410
5,400	Brown-Forman Corp. Class B	378,756
11,000	Bunge Ltd.	641,190
48,400	Church & Dwight Co., Inc.	2,139,280
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,490,664
130,000	Companhia de Bebidas das Americas ADR	3,984,500
20,000	Cosan Ltd. Class A	189,400
5,000	Costco Wholesale Corp.	410,600
14,000	Energizer Holdings, Inc. *	930,160
49,875	Flowers Foods, Inc.	970,568
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,296,400
26,000	General Mills, Inc.	1,000,220
48,000	Green Mountain Coffee Roasters, Inc. *	4,461,120
15,000	Herbalife Ltd.	804,000
40,000	Hormel Foods Corp.	1,080,800
14,000	Mead Johnson Nutrition Co.	963,620

Shares		Value
10,000	PepsiCo, Inc.	$619,000
20,000	Reynolds American, Inc.	749,600
32,000	Ruddick Corp.	1,247,680
4,000	TreeHouse Foods, Inc. *	247,360
9,000	Whole Foods Market, Inc.	587,790
		26,825,158
	ENERGY (4.8%)
7,000	Cabot Oil & Gas Corp.	433,370
20,000	Chesapeake Energy Corp.	511,000
8,600	CNOOC Ltd. ADR	1,378,580
19,000	Concho Resources, Inc. *	1,351,660
21,000	Core Laboratories N.V.	1,886,430
12,000	Devon Energy Corp.	665,280
20,000	EQT Corp.	1,067,200
88,000	FMC Technologies, Inc. *	3,308,800
2,000	Oil States International, Inc. *	101,840
3,000	Rosetta Resources, Inc. *	102,660
26,000	TransCanada Corp.	1,052,740
18,000	Ultrapar Participacoes S.A. ADR	284,940
33,000	World Fuel Services Corp.	1,077,450
		13,221,950
	FINANCIALS (9.1%)
19,000	Affiliated Managers Group, Inc. *	1,482,950
20,600	AFLAC, Inc.	719,970
45,000	Arch Capital Group Ltd. *	1,470,375
9,490	AvalonBay Communities, Inc.	1,082,334
35,000	Bancolombia S.A. ADR	1,949,500
13,300	Bank of Montreal	742,805
22,100	Bank of Nova Scotia	1,108,315
10,700	BlackRock, Inc.	1,583,707
16,000	BRE Properties, Inc.	677,440
8,200	Canadian Imperial Bank of Commerce	572,524
27,000	Digital Realty Trust, Inc. REIT	1,489,320
19,000	Eaton Vance Corp.	423,130
4,000	Equity Lifestyle Properties, Inc. REIT	250,800
9,400	Essex Property Trust, Inc.	1,128,376
9,000	Franklin Resources, Inc.	860,760
75,500	HDFC Bank Ltd. ADR	2,200,825
16,000	ICICI Bank Ltd. ADR	555,520
71,376	Itau Unibanco Banco Multiplo S.A. ADR	1,107,756
20,000	Leucadia National Corp.	453,600
9,000	M&T Bank Corp.	629,100
9,000	Portfolio Recovery Associates, Inc. *	559,980
15,000	ProAssurance Corp.	1,080,300
18,000	Stifel Financial Corp. *	478,080
21,000	T. Rowe Price Group, Inc.	1,003,170
8,000	Taubman Centers, Inc.	402,480
7,400	Toronto-Dominion Bank (The)	525,030
30,000	Wells Fargo & Co.	723,600
		25,261,747
	HEALTH CARE (15.0%)
100,000	Alexion Pharmaceuticals, Inc. *	6,406,000
17,200	Allergan, Inc.	1,416,936
16,000	Bayer AG ADR	876,960
14,500	Becton, Dickinson & Co.	1,063,140
5,400	Bio-Rad Laboratories, Inc. Class A *	490,158
14,800	Bio-Reference Laboratories, Inc. *	272,468
7,000	C.R. Bard, Inc.	612,780

 1

Value Line Premier Growth Fund, Inc.

September 30, 2011

Shares		Value
22,000	Cerner Corp. *	$1,507,440
2,000	Computer Programs & Systems, Inc.	132,300
6,000	DaVita, Inc. *	376,020
4,000	DENTSPLY International, Inc.	122,760
26,000	Edwards Lifesciences Corp. *	1,853,280
19,000	Endo Pharmaceuticals Holdings, Inc. *	531,810
46,000	Express Scripts, Inc. *	1,705,220
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,411,377
48,600	Henry Schein, Inc. *	3,013,686
54,000	HMS Holdings Corp. *	1,317,060
24,000	IDEXX Laboratories, Inc. *	1,655,280
28,200	Illumina, Inc. *	1,153,944
32,000	Impax Laboratories, Inc. *	573,120
7,000	Intuitive Surgical, Inc. *	2,549,960
4,000	MAKO Surgical Corp. *	136,880
8,400	Mettler-Toledo International, Inc. *	1,175,664
3,100	MWI Veterinary Supply, Inc. *	213,342
17,800	Novo Nordisk A/S ADR	1,771,456
28,500	Owens & Minor, Inc.	811,680
6,000	Perrigo Co.	582,660
20,000	Pharmasset, Inc. *	1,647,400
4,800	Quality Systems, Inc.	465,600
28,000	SXC Health Solutions Corp. *	1,559,600
3,700	Techne Corp.	251,637
23,000	Teva Pharmaceutical Industries Ltd. ADR	856,060
12,000	Thermo Fisher Scientific, Inc. *	607,680
12,000	UnitedHealth Group, Inc.	553,440
15,000	Universal Health Services, Inc. Class B	510,000
22,000	Volcano Corp. *	651,860
23,000	Warner Chilcott PLC Class A *	328,900
10,000	WellPoint, Inc.	652,800
		41,818,358
	INDUSTRIALS (20.7%)
85,000	ABB Ltd. ADR *	1,451,800
7,000	Acacia Research - Acacia Technologies *	251,930
24,300	Acuity Brands, Inc.	875,772
49,500	AMETEK, Inc.	1,632,015
20,600	AZZ, Inc.	798,662
31,000	BE Aerospace, Inc. *	1,026,410
23,000	C.H. Robinson Worldwide, Inc.	1,574,810
22,900	Canadian National Railway Co.	1,524,682
3,000	Chart Industries, Inc. *	126,510
36,000	Chicago Bridge & Iron Co. N.V.	1,030,680
34,000	CLARCOR, Inc.	1,406,920
7,000	Clean Harbors, Inc. *	359,100
32,000	Danaher Corp.	1,342,080
28,000	Donaldson Co., Inc.	1,534,400
35,200	Eaton Corp.	1,249,600
41,000	EnerSys *	820,820
20,000	Esterline Technologies Corp. *	1,036,800
12,000	Fastenal Co.	399,360
4,000	FedEx Corp.	270,720
18,000	Flowserve Corp.	1,332,000
11,000	Fluor Corp.	512,050
23,200	Gardner Denver, Inc.	1,474,360
6,000	GeoEye, Inc. *	170,100
6,000	Graco, Inc.	204,840
10,400	HEICO Corp.	512,096
29,850	IDEX Corp.	930,126

Shares		Value
18,600	IHS, Inc. Class A *	$1,391,466
20,000	Iron Mountain, Inc.	632,400
33,000	J.B. Hunt Transport Services, Inc.	1,191,960
21,000	Kansas City Southern *	1,049,160
21,000	Kirby Corp. *	1,105,440
5,000	L-3 Communications Holdings, Inc.	309,850
88,500	Lan Airlines S.A. ADR	1,827,525
26,000	Lincoln Electric Holdings, Inc.	754,260
20,000	Norfolk Southern Corp.	1,220,400
20,000	Polypore International, Inc. *	1,130,400
17,800	Precision Castparts Corp.	2,767,188
6,000	Regal-Beloit Corp.	272,280
43,500	Republic Services, Inc.	1,220,610
54,000	Rollins, Inc.	1,010,340
34,000	Roper Industries, Inc.	2,342,940
50,700	Rush Enterprises, Inc. Class A *	717,912
36,600	Stericycle, Inc. *	2,954,352
2,000	Teledyne Technologies, Inc. *	97,720
7,800	Textainer Group Holdings Ltd.	158,184
33,000	Toro Co. (The)	1,625,910
13,700	Towers Watson & Co. Class A	818,986
17,000	TransDigm Group, Inc. *	1,388,390
17,000	Union Pacific Corp.	1,388,390
17,000	United Technologies Corp.	1,196,120
22,000	URS Corp. *	652,520
6,700	Valmont Industries, Inc.	522,198
8,000	Verisk Analytics, Inc. Class A *	278,160
7,600	W.W. Grainger, Inc.	1,136,504
16,000	Wabtec Corp.	845,920
31,200	Waste Connections, Inc.	1,055,184
24,000	Woodward Inc.	657,600
		57,568,912
	INFORMATION TECHNOLOGY (15.5%)
23,000	Accenture PLC Class A	1,211,640
28,000	Acme Packet, Inc. *	1,192,520
16,000	Alliance Data Systems Corp. *	1,483,200
30,800	Amphenol Corp. Class A	1,255,716
18,700	Anixter International, Inc.	887,128
60,000	ANSYS, Inc. *	2,942,400
60,000	Ariba, Inc. *	1,662,600
14,000	Avago Technologies Ltd.	458,780
7,000	Baidu, Inc. ADR *	748,370
11,400	Blackboard, Inc. *	509,124
21,000	Canon, Inc. ADR	950,460
26,000	Check Point Software Technologies Ltd. *	1,371,760
42,000	Cognizant Technology Solutions Corp. Class A *	2,633,400
3,000	Concur Technologies, Inc. *	111,660
16,000	Equinix, Inc. *	1,421,280
11,000	FactSet Research Systems, Inc.	978,670
3,000	Google, Inc. Class A *	1,543,140
40,000	Informatica Corp. *	1,638,000
4,200	LogMeIn, Inc. *	139,482
11,800	MasterCard, Inc. Class A	3,742,488
37,200	MICROS Systems, Inc. *	1,633,452
12,000	Netgear, Inc. *	310,680
42,000	Oracle Corp.	1,207,080
11,000	Pegasystems, Inc.	336,710
38,000	Rackspace Hosting, Inc. *	1,297,320
13,000	Rovi Corp. *	558,740

 2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
27,000	Salesforce.com, Inc. *	$3,085,560
25,000	Solera Holdings, Inc.	1,262,500
33,000	SuccessFactors, Inc. *	758,670
12,000	Taleo Corp. Class A *	308,640
26,000	Teradata Corp. *	1,391,780
34,000	TIBCO Software, Inc. *	761,260
30,000	Trimble Navigation Ltd. *	1,006,500
16,000	VeriFone Systems, Inc. *	560,320
13,000	VMware, Inc. Class A *	1,044,940
14,900	Wright Express Corp. *	566,796
		42,972,766
	MATERIALS (8.4%)
21,000	Agrium, Inc.	1,399,860
15,000	Air Products & Chemicals, Inc.	1,145,550
40,000	Albemarle Corp.	1,616,000
30,700	AptarGroup, Inc.	1,371,369
20,000	Ball Corp.	620,400
14,000	BASF AG ADR	852,320
28,000	Celanese Corp. Series A	910,840
4,000	CF Industries Holdings, Inc.	493,560
25,200	Clearwater Paper Corp. *	856,296
18,000	Crown Holdings, Inc. *	550,980
20,000	Cytec Industries, Inc.	702,800
22,000	FMC Corp.	1,521,520
16,500	Greif, Inc. Class A	707,685
12,000	LSB Industries, Inc. *	344,040
17,000	Mosaic Co. (The)	832,490
9,000	NewMarket Corp.	1,366,830
30,000	Praxair, Inc.	2,804,400
24,000	Rockwood Holdings, Inc. *	808,560
20,200	Scotts Miracle-Gro Co. (The) Class A	900,920
8,000	Sherwin-Williams Co. (The)	594,560
30,000	Sigma-Aldrich Corp.	1,853,700
12,800	Syngenta AG ADR	663,936
18,000	Valspar Corp. (The)	561,780
		23,480,396
	TELECOMMUNICATION SERVICES (1.7%)
4,000	AboveNet, Inc.	214,400
12,000	American Tower Corp. Class A *	645,600
6,101	Brasil Telecom S.A. ADR	39,046
40,000	Crown Castle International Corp. *	1,626,800
4,000	Millicom International Cellular S.A.	396,400
10,000	Rogers Communications, Inc. Class B	342,100
43,000	SBA Communications Corp. Class A *	1,482,640
		4,746,986
	UTILITIES (2.6%)
18,000	AGL Resources, Inc.	733,320
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,279,260
25,000	CPFL Energia S.A. ADR	553,750
20,000	ITC Holdings Corp.	1,548,600
19,400	NSTAR	869,314
16,000	Oneok, Inc.	1,056,640

Shares		Value
20,000	Questar Corp.	$354,200
26,800	Wisconsin Energy Corp.	838,572
		7,233,656

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (100.2%)
	(Cost $184,209,841)	278,781,373

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.2%)		(443,292)
NET ASSETS (1) (100%)		$278,338,081

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($278,338,081 ÷ 11,000,047 shares outstanding)		$25.30

*	Non-income producing.
(1)	For federal income tax purposes, the aggregate cost was $184,209,841, aggregate gross unrealized appreciation was $104,731,220, aggregate gross unrealized depreciation was $10,159,688 and the net unrealized appreciation was $94,571,532.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

 3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$278,781,373	$0	$0	$278,781,373

Total Investments in Securities	$278,781,373	$0	$0	$278,781,373

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011